Employee Benefits - Summary of Amounts Related to Defined Benefit Pension Plans Recognized in Consolidated Statements of Financial Position (Details) - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligations	¥ 444,790	¥ 401,096
Fair value of plan assets	391,743	345,630
Net defined benefit liabilities (assets)	116,469	96,777
Consolidated statements of financial position
Net defined benefit liabilities	143,882	127,594
Net defined benefit assets	27,413	30,816
Net defined benefit liabilities (assets)	116,469	96,777
Effect of asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liabilities (assets)	(63,422)	(41,311)
Consolidated statements of financial position
Net defined benefit liabilities (assets)	(63,422)	(41,311)
Japan
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligations	143,712	153,371
Fair value of plan assets	226,229	217,296
Net defined benefit liabilities (assets)	(19,096)	(22,614)
Consolidated statements of financial position
Net defined benefit liabilities	8,317	8,202
Net defined benefit assets	27,413	30,816
Net defined benefit liabilities (assets)	(19,096)	(22,614)
Japan | Effect of asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liabilities (assets)	(63,422)	(41,311)	¥ (30,953)
Consolidated statements of financial position
Net defined benefit liabilities (assets)	(63,422)	(41,311)	¥ (30,953)
Foreign
Disclosure of net defined benefit liability (asset) [line items]
Present value of defined benefit obligations	301,078	247,725
Fair value of plan assets	165,514	128,333
Net defined benefit liabilities (assets)	135,564	119,392
Consolidated statements of financial position
Net defined benefit liabilities	135,564	119,392
Net defined benefit assets	0	0
Net defined benefit liabilities (assets)	135,564	119,392
Foreign | Effect of asset ceiling
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liabilities (assets)	0	0
Consolidated statements of financial position
Net defined benefit liabilities (assets)	¥ 0	¥ 0